Furniture, Fixtures and Equipment, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total cost					$ 55,836	$ 25,003
Accumulated depreciation					(7,889)	(3,849)
Furniture, fixtures and equipment, net	$ 62,546		$ 62,546		47,947	21,154
Depreciation expense					4,000	2,300
Depreciation and amortization	$ 4,934	$ 1,193	$ 9,461	$ 2,233	9,342	2,527	$ 1,174
Computer software with not yet amortized					0	4,700
Rental pool equipment
Property, Plant and Equipment [Line Items]
Total cost					16,386	7,711
Depreciation expense					3,800	411
FF&E under the Ashford Trust ERFP Agreement
Property, Plant and Equipment [Line Items]
Total cost					16,100	0
FF&E
Property, Plant and Equipment [Line Items]
Total cost					9,342	7,862
Marine vessels
Property, Plant and Equipment [Line Items]
Total cost					5,854	0
Depreciation expense					172
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost					1,022	804
Computer software
Property, Plant and Equipment [Line Items]
Total cost					$ 7,132	$ 8,626